SCHEDULE OF GOODWILL (Details) - Seamless Group Inc. [Member] - USD ($)		12 Months Ended
		Dec. 31, 2022	Mar. 31, 2024	Dec. 31, 2023
Balance		$ 19,229,528
Goodwill from acquisition		7,771,855
Balance	[1]	27,001,383
Goodwill		$ 27,001,383 [1]	$ 27,001,383	$ 27,001,383

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.